Average Annual Total Returns (Invesco Van Kampen V.I. Mid Cap Growth Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Russell Midcap Growth Index
Average Annual Total Returns
Label	Russell Midcap® Growth Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	26.38%
5 Years	4.88%
10 Years	3.12%
Lipper VUF Mid-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Growth Funds Index	[1]
1 Year	27.62%
5 Years	5.70%
10 Years	2.00%
Series I shares, Invesco Van Kampen V.I. Mid Cap Growth Fund
Average Annual Total Returns
Label	Series I: Inception (06/01/10)	[2]
Inception Date	Jun. 01, 2010
1 Year	26.96%
5 Years	5.43%
10 Years	(0.40%)

[1]	The Fund has elected to include three benchmark indices: the S&P 500® Index, the Russell Midcap® Growth Index and the Lipper VUF Mid-Cap Growth Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Growth Index to provide investors a broad proxy for the U.S. market. The Russell Midcap® Growth Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Mid-Cap Growth Funds Index has been added as a peer group benchmark.
[2]	Series I shares' performance shown prior to the inception date is that of the predecessor fund's Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Class II shares is September 25, 2000.